Employee Benefits - Defined Contribution Plan (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Deferred compensation plan
Number of investments, which are taken as reference to measure the interest that may be acquired | item	3
Employer contribution as percentage of the employees' reduced compensation	3.00%
Number of deferred compensation plans | item	2
Deferred compensation plan expense	$ 10	$ 4	$ 0
Deferred compensation plan liability included in other liabilities	40	36
Deferred compensation plan assets included in other current assets	46	40
Investment income related to the mark-to-market of investments treated as trading securities	$ 9	$ 4	$ 0
United States
Defined contribution plans
Employer contribution (as a percent of employee contributions)	50.00%	50.00%	50.00%
Employer contribution limit per calendar year (as a percent of compensation)	6.00%	6.00%	6.00%
Vesting percentage after one year of service	20.00%	20.00%	20.00%
Additional vesting percentage with each additional complete year of service	20.00%	20.00%	20.00%
Contribution expense	$ 3	$ 2	$ 2
Defined contribution plan covering hourly, non-union employees
Defined contribution plans
Contribution expense	$ 1	$ 1	$ 1